CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ 139,076	$ (836,206)	$ (336,138)	$ (197,109)
Other comprehensive income (loss):
Currency translation adjustments	(16,428)	22,952	(36,382)	25,927
Pension liability adjustment, net of tax (benefit) provision of zero, zero, ($1.6 million), and ($2.6 million), respectively	6,389	0	(5,291)	12,333
Unrealized gain (loss) on cash flow hedges, net of tax (benefit) provision of zero, zero, $0.1 million and ($0.1 million), respectively	1,410	(682)	(42)	(346)
Total comprehensive income (loss)	130,447	(813,936)	(377,853)	(159,195)
Net (income) loss attributable to noncontrolling interests	152	(208)	(709)	2,425
Currency translation adjustments attributable to noncontrolling interests	(12)	52	(180)	4,269
Total comprehensive (income) loss attributable to noncontrolling interests	140	(156)	(889)	6,694
Total comprehensive income (loss) attributable to Bristow Group	$ 130,587	$ (814,092)	$ (378,742)	$ (152,501)